INTANGIBLE ASSETS AND GOODWILL (Tables)	9 Months Ended
Sep. 30, 2026
Intangible assets and goodwill [abstract]
Schedule of movement in the net book value of intangible assets, including goodwill	The following table summarizes the movement in the net book value of intangible assets, including goodwill for the nine-month period ended September 30:

	2026	2025*

Balance as of January 1	491	297

Acquisitions**	203	167
Additions	65	50
Measurement period adjustment	(3)	—
Disposal and write-offs	—	(1)
Transfer and reclassification	—	2
Amortization	(67)	(46)
Translation adjustment	(33)	6

Balance as of September 30	656	475
*Prior period comparatives have been reclassified to conform with the current period presentation
**Acquisitions for the nine months ended September 30, 2026 of US$203 comprise goodwill (US$108), identifiable intangible assets for the
Tabletki Group (US$79), consisting of customer relationships, brand and trademarks, and software of US$61, US$12, and US$6, respectively;
customer relationships of US$3 (ISP Shtorm LLC); and green tariff rights of US$11 (six solar power plants) and US$2 (SUNVIN 11). Acquisitions for the nine-month period ended September 30, 2025 of US$167, comprise goodwill (US$109), identifiable intangible assets for Uklon, consisting of customer relationships, brand and trademarks, and software of US$32, US$18, and US$8, respectively. See Note 5 for further details.